SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Sales in PRC	$ 7,423,695	$ 8,159,260	$ 25,819,405	$ 24,421,569	$ 26,438,509	$ 27,213,684
Sub-total	3,699,910	3,463,758	11,512,093	10,948,930
Total Revenue	11,123,605	11,623,018	37,331,498	35,370,499
Sub-total					11,484,603	13,571,790
Total revenues	11,123,605	11,623,018	37,331,498	35,370,499	37,923,112	40,785,474
Republic Of China [Member]
Disaggregation of Revenue [Line Items]
Sub-total	1,943,123	1,851,599	5,962,410	5,708,133
Sub-total					6,146,043	7,246,592
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Sub-total	1,742,589	1,578,002	5,387,021	5,144,829
Sub-total					5,221,209	5,962,067
Others [Member]
Disaggregation of Revenue [Line Items]
Sub-total	$ 14,199	$ 34,157	$ 162,662	$ 95,968
Sub-total					$ 126,351	$ 363,131